Growth Stock Portfolio Investment Strategy - Growth Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies. Growth companies, as defined by the adviser, are those included in a third-party growth index. For this purpose, a third-party growth index is an index developed, calculated, and maintained by a third-party that measures the performance of growth stocks. For the avoidance of doubt, the Portfolio does not intend to track an index. The adviser generally selects “blue chip” growth companies, which are, in the adviser's view, well established in their industries and have the potential for above-average earnings growth, for inclusion in the Portfolio. The investment approach reflects the adviser’s belief that solid company fundamentals (with an emphasis on the potential for strong growth in earnings per share or operating cash flow) combined with a positive outlook for a company’s industry will ultimately reward investors with strong investment performance. The Portfolio normally invests in stocks of large and mid-capitalization companies. While the Portfolio does not seek to focus its investments in any particular sector, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector, such as the information technology sector, as a result of the adviser’s stock selection process. Further, the Portfolio may hold and maintain large positions in a single or small number of securities as a result of the adviser’s investment strategy. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. The Portfolio invests primarily in common stocks. In keeping with the Portfolio’s investment objective, it may also invest up to 20% of net assets in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs). The Portfolio may sell a security for a variety of reasons, such as a significant adverse change in the company’s business fundamentals, to secure gains or limit losses, or to redeploy assets into more promising opportunities.